Acquisitions and Other Significant Transactions - Schedule of Fair Value of the Consideration of Payment (Details)	Jun. 30, 2025 USD ($)
Pro Farm Group Inc [Member]
Disclosure of detailed information about business combination [line items]
Equity shares	$ 33,504,531
Warrants	1,030,000
Total consideration	34,534,531
Natal Agro S. R. L. [Member]
Disclosure of detailed information about business combination [line items]
Total consideration	943,400
Cash payment	215,415
Regulatory activities	$ 727,985